SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jul. 07, 2024	Dec. 31, 2022
Schedule of Investments [Line Items]
Short term investment		$ 56,768
Wealth Management Products [Member]
Schedule of Investments [Line Items]
Short term investment					$ 24,271
Common Stock [Member]
Schedule of Investments [Line Items]
Shares purchased		5,700		5,700
Fair value of shares purchased		$ 56,768		$ 70,087
Changes in fair value		$ 13,319
Disposal of shares	5,700
Gain on sale of investment	$ 15,632